Form N-1A Supplement	Nov. 20, 2025
Impact Shares Women's Empowerment ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus,

Prospectus and

Statement of Additional Information (“SAI”),

each dated October 28, 2025

Effective immediately, all references to “The YWCA USA,” and its defined term “YWCA,” are hereby removed from the Fund’s Summary Prospectus, Prospectus and SAI.

In addition, effective immediately: